Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 31, 2014
Prospectus Date	Mar. 31, 2014
A, C, Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class A
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Trading Symbol	PFXAX
A, C, Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class C
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Trading Symbol	PFXCX
A, C, Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class Y
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Trading Symbol	PFXYX
A, C, Y Prospectus | PACE® Intermediate Fixed Income Investments | Class A
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Trading Symbol	PIFAX
A, C, Y Prospectus | PACE® Intermediate Fixed Income Investments | Class C
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Trading Symbol	PIICX
A, C, Y Prospectus | PACE® Intermediate Fixed Income Investments | Class Y
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Trading Symbol	PIFYX
A, C, Y Prospectus | PACE® Strategic Fixed Income Investments | Class A
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Trading Symbol	PBNAX
A, C, Y Prospectus | PACE® Strategic Fixed Income Investments | Class C
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Trading Symbol	PBNCX
A, C, Y Prospectus | PACE® Strategic Fixed Income Investments | Class Y
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Trading Symbol	PSFYX
A, C, Y Prospectus | PACE® Municipal Fixed Income Investments | Class A
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Trading Symbol	PMUAX
A, C, Y Prospectus | PACE® Municipal Fixed Income Investments | Class C
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Trading Symbol	PMUCX
A, C, Y Prospectus | PACE® Municipal Fixed Income Investments | Class Y
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Trading Symbol	PMUYX
A, C, Y Prospectus | PACE® International Fixed Income Investments | CLASS A
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Trading Symbol	PWFAX
A, C, Y Prospectus | PACE® International Fixed Income Investments | CLASS C
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Trading Symbol	PWFCX
A, C, Y Prospectus | PACE® International Fixed Income Investments | CLASS Y
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Trading Symbol	PWFYX
A, C, Y Prospectus | PACE® High Yield Investments | Class A
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Trading Symbol	PHIAX
A, C, Y Prospectus | PACE® High Yield Investments | Class C
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Trading Symbol	PHYCX
A, C, Y Prospectus | PACE® High Yield Investments | Class Y
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Trading Symbol	PHDYX
A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS A
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Trading Symbol	PCPAX
A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS C
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Trading Symbol	PLVCX
A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS Y
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Trading Symbol	PLVYX
A, C, Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS A
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Trading Symbol	PLAAX
A, C, Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS C
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Trading Symbol	PLACX
A, C, Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS Y
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Trading Symbol	PLAYX
A, C, Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS A
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Trading Symbol	PEVAX
A, C, Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS C
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Trading Symbol	PEVCX
A, C, Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS Y
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Trading Symbol	PVEYX
A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS A
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Trading Symbol	PQUAX
A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS C
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Trading Symbol	PUMCX
A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS Y
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Trading Symbol	PUMYX
A, C, Y Prospectus | PACE® International Equity Investments | CLASS A
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Trading Symbol	PWGAX
A, C, Y Prospectus | PACE® International Equity Investments | CLASS C
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Trading Symbol	PWGCX
A, C, Y Prospectus | PACE® International Equity Investments | CLASS Y
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Trading Symbol	PWIYX
A, C, Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS A
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Trading Symbol	PWEAX
A, C, Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS C
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Trading Symbol	PWECX
A, C, Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS Y
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Trading Symbol	PWEYX
A, C, Y Prospectus | PACE® Global Real Estate Securities Investments | Class A
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Trading Symbol	PREAX
A, C, Y Prospectus | PACE® Global Real Estate Securities Investments | Class C
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Trading Symbol	PREEX
A, C, Y Prospectus | PACE® Global Real Estate Securities Investments | Class Y
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Trading Symbol	PREYX
A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class A
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Trading Symbol	PASIX
A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class C
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Trading Symbol	PASOX
A, C, Y Prospectus | PACE® Alternative Strategies Investments | Class Y
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Trading Symbol	PASYX
Class P Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class P
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Trading Symbol	PCGTX
Class P Prospectus | PACE® Intermediate Fixed Income Investments | Class P
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Trading Symbol	PCIFX
Class P Prospectus | PACE® Strategic Fixed Income Investments | Class P
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Trading Symbol	PCSIX
Class P Prospectus | PACE® Municipal Fixed Income Investments | Class P
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Trading Symbol	PCMNX
Class P Prospectus | PACE® International Fixed Income Investments | Class P
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Trading Symbol	PCGLX
Class P Prospectus | PACE® High Yield Investments | Class P
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Trading Symbol	PHYPX
Class P Prospectus | PACE® Large Co Value Equity Investments | Class P
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Trading Symbol	PCLVX
Class P Prospectus | PACE® Large Co Growth Equity Investments | Class P
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Trading Symbol	PCLCX
Class P Prospectus | PACE® Small/Medium Co Value Equity Investments | Class P
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Trading Symbol	PCSVX
Class P Prospectus | PACE® Small/Medium Co Growth Equity Investments | Class P
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Trading Symbol	PCSGX
Class P Prospectus | PACE® International Equity Investments | Class P
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Trading Symbol	PCIEX
Class P Prospectus | PACE® International Emerging Markets Equity Investments | Class P
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Trading Symbol	PCEMX
Class P Prospectus | PACE® Global Real Estate Securities Investments | Class P
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Trading Symbol	PREQX
Class P Prospectus | PACE® Alternative Strategies Investments | Class P
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Trading Symbol	PASPX
Class P Prospectus | PACE® Money Market Investments | Class P
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Trading Symbol	PCEXX